Other assets	12 Months Ended
Dec. 31, 2017
Disclosure Other Assets [Line Items]
Disclosure Of Other Assets Explanatory

Note 16 Other assets

CHF million	31.12.17	31.12.16
Prime brokerage receivables[1]	19,080	9,828
Recruitment loans to financial advisors	2,553	3,087
Other loans to financial advisors	565	471
Bail deposit[2]	1,337	1,213
Accrued interest income	577	526
Accrued income – other	781	818
Prepaid expenses	1,013	1,010
Settlement and clearing accounts	716	516
VAT and other tax receivables	359	292
Properties and other non-current assets held for sale	95	111
Assets of disposal group held for sale[3]	0	5,137
Other	2,630	2,427
Total other assets	29,706	25,436
1 Prime brokerage services include clearance, settlement, custody, financing and portfolio reporting services for corporate clients trading across multiple asset classes. Prime brokerage receivables are mainly comprised of margin lending receivables. 2 Refer to Note 20b item 1 for more information. 3 Refer to Note 30 for more information.

UBS AG
Disclosure Other Assets [Line Items]
Disclosure Of Other Assets Explanatory

Note 16 Other assets

CHF million	31.12.17	31.12.16
Prime brokerage receivables[1]	19,080	9,828
Recruitment loans to financial advisors	2,553	3,087
Other loans to financial advisors	565	471
Bail deposit[2]	1,337	1,213
Accrued interest income	578	526
Accrued income – other	781	822
Prepaid expenses	819	1,008
Settlement and clearing accounts	716	516
VAT and other tax receivables	292	261
Properties and other non-current assets held for sale	95	111
Assets of disposal group held for sale[3]	0	5,137
Other	2,688	2,433
Total other assets	29,505	25,412
1 Prime brokerage services include clearance, settlement, custody, financing and portfolio reporting services for corporate clients trading across multiple asset classes. Prime brokerage receivables are mainly comprised of margin lending receivables. 2 Refer to Note 20b item 1 for more information. 3 Refer to Note 30 for more information.